PREPAYMENT FOR BUSINESS ACQUISITION	9 Months Ended
Sep. 30, 2015
PREPAYMENT FOR BUSINESS ACQUISITION [Abstract]
PREPAYMENT FOR BUSINESS ACQUISITION
5.	PREPAYMENT FOR BUSINESS ACQUISITION

On December 22, 2014, the Group entered into an agreement to acquire a 60% equity interest in Beijing Run Ze Microfinance Limited (“Run Ze”), an operator of a micro loan business, for a cash consideration of US$9,806. As of December 31, 2014, the Group paid an interest-free deposit of US$9,806. The Company reached an agreement with Run Ze to cancel the equity transfer transaction on November 2, 2015. The full amount of the deposit was received by the Company on November 8, 2015.